FINANCE RECEIVABLES (Q3) - Information regarding finance receivables (Details) $ in Thousands	Mar. 31, 2017 USD ($)	Jun. 30, 2016 USD ($) Item	Jun. 30, 2015 USD ($)
Receivables [Abstract]
Total finance receivables	$ 9,605	$ 7,306	$ 4,639
Less current portion	2,057	3,588	941
Non-current portion of finance receivables	7,548	3,718	$ 3,698
Finance receivables, less allowance for credit losses	$ 25	$ 0
Finance receivables, unrealized loss position | Item		0